Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments

	US dollar
Figures in million	2018	2017	2016

Reconciliation of production profit to consolidated profit/(loss) before taxation

Total segment revenue	1 584	1 416	1 264
Total segment production costs	(1 167)	(1 089)	(914)

Production profit	417	327	350
Cost of sales items other than production costs	(633)	(359)	(174)

Amortisation and depreciation of mining assets	(192)	(179)	(144)
Amortisation and depreciation of assets other than mining assets	(8)	(6)	(5)
Rehabilitation credit (net)	(5)	(2)	3
Care and maintenance cost of restructured shafts	(10)	(8)	(8)
Employment termination and restructuring costs	(16)	(5)	(1)
Share-based payments	(19)	(29)	(23)
(Impairment) of assets/reversal of impairment	(386)	(131)	3
Other	3	1	1

Gross profit/(loss)	(216)	(32)	176
Corporate, administration and other expenditure	(63)	(38)	(28)
Exploration expenditure	(11)	(18)	(13)
Gain on derivatives	8	75	30
Other operating expenses	(53)	(68)	(54)

Operating profit/(loss)	(335)	(81)	111
Gain on bargain purchase	—	60	—
Loss on liquidation of subsidiaries	—	(1)	—
Share on profit/(loss) from associate	3	(1)	—
Acquisition-related costs	(8)	—	—
Investment income	27	20	17
Finance costs	(26)	(17)	(19)

Profit/(loss) before taxation	(339)	(20)	109

Reconciliation of total segment assets to consolidated assets includes the following:

Non-current assets

Property, plant and equipment	500	638	563
Intangible assets	37	46	59
Restricted cash	6	5	4
Restricted investments	237	203	170
Other non-current assets	1	—	—
Investments in associates	6	4	—
Inventories	3	3	3
Other non-current receivables	18	14	12
Derivative financial asset	6	24	—

Current assets

Inventories	127	86	79
Restricted cash	3	1	1
Trade and other receivables	83	76	44
Derivative financial assets	39	117	25
Cash and cash equivalents	51	95	85

	1 117	1 312	1 045